Acquisitions, Disposals and Reorganization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration	¥ 61,372	¥ 2,051
Total consideration has been settled		600
Gain(Loss) on disposal of subsidiaries	58
Group disposed of two subsidiaries [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration		¥ 3,600
Group disposed of two subsidiaries [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration	¥ 61,672